PROPERTY, PLANT AND EQUIPMENT (Schedule of Composition and Movement of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance		$ 25,004
Depreciation of right-of-use assets		956
Balance		24,550		$ 25,004
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		67,272		65,862
Additions		3,116		3,614
Sale and write-off		(539)		(2,204)
Balance		69,849		67,272
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		42,268		40,684
Depreciation and impairment				3,703
Depreciation		3,563
Depreciation of right-of-use assets		956
Sale and write-off		(531)		(2,119)
Balance		45,299		42,268
Depreciated cost as of December 31, 2019		24,550		25,004
Land and Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		29,167	[1]	28,399	[2]
Additions		1,101	[1]	806	[2]
Sale and write-off			[1]	(38)	[2]
Balance	[1]	30,268		29,167
Land and Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		15,076	[1]	13,916	[2]
Depreciation and impairment	[2]			1,198
Depreciation	[1]	1,232
Sale and write-off			[1]	(38)	[2]
Balance	[1]	16,308		15,076
Depreciated cost as of December 31, 2019		13,960	[1]	14,091	[2]
Machinery and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		30,386	[1]	29,602	[2]
Additions		1,302	[1]	2,331	[2]
Sale and write-off		(148)	[1]	(1,547)	[2]
Balance	[1]	31,540		30,386
Machinery and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		21,679	[1]	21,430	[2]
Depreciation and impairment	[2]			1,711
Depreciation	[1]	1,575
Sale and write-off		(142)	[1]	(1,462)	[2]
Balance	[1]	23,112		21,679
Depreciated cost as of December 31, 2019		8,428	[1]	8,707	[2]
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of right-of-use assets		517
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		85		66
Additions				19
Sale and write-off
Balance		85		85
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		63		59
Depreciation and impairment				4
Depreciation		5
Depreciation of right-of-use assets		516
Sale and write-off
Balance		68		63
Depreciated cost as of December 31, 2019		17		22
Computers, software, equipment and office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of right-of-use assets		6
Computers, software, equipment and office furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		6,493		6,522
Additions		699		590
Sale and write-off		(391)		(619)
Balance		6,801		6,493
Computers, software, equipment and office furniture [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		5,247		5,194
Depreciation and impairment				672
Depreciation		636
Depreciation of right-of-use assets		6
Sale and write-off		(390)		(619)
Balance		5,493		5,247
Depreciated cost as of December 31, 2019		1,308		1,246
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,141		1,273
Additions		14		(132)
Sale and write-off
Balance		1,155		1,141
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		203		85
Depreciation and impairment				118
Depreciation		115
Depreciation of right-of-use assets
Sale and write-off
Balance		318		203
Depreciated cost as of December 31, 2019		$ 837		$ 938

[1]	Including labor costs charged in 2019 to the cost of facilities, machinery and equipment in the amount of $493 thousands.
[2]	Including labor costs charged in 2018 to the cost of facilities, machinery and equipment in the amount of $514 thousands.